SEGMENT INFORMATION - Schedule of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Revenues	$ 1,069,582	$ 1,190,397	$ 3,478,743	$ 4,570,970	$ 3,613,478
Owned Sports Properties [Member]
Revenue, Major Customer [Line Items]
Revenues	283,481	232,167	952,624	935,765	772,732
Representation [Member]
Revenue, Major Customer [Line Items]
Revenues	248,909	292,734	943,873	1,673,796	1,306,129
Operating Segments [Member] | Owned Sports Properties [Member]
Revenue, Major Customer [Line Items]
Revenues	283,481	232,167	952,624	935,765	772,732
Operating Segments [Member] | Events, Experiences & Rights [Member]
Revenue, Major Customer [Line Items]
Revenues	539,610	668,776	1,593,509	1,984,221	1,551,222
Operating Segments [Member] | Representation [Member]
Revenue, Major Customer [Line Items]
Revenues	248,909	292,734	943,873	1,673,796	1,306,129
Eliminations [Member]
Revenue, Major Customer [Line Items]
Revenues	$ (2,418)	$ (3,280)	$ (11,263)	$ (22,812)	$ (16,605)